Leases (Details) - Operating Lease [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Leases [Line Items]
Operating lease liabilities, current	¥ 1,811	$ 249	¥ 1,750	$ 246
Operating lease liabilities, non current	¥ 5,054	$ 695	¥ 5,980	$ 842